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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-1939

ING Investment Funds, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:         May 31
Date of reporting period:       August 31, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:
ING MagnaCap Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of August 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.3%
		Aerospace/Defense: 3.3%
125,900		General Dynamics Corp.	$12,292,876

			12,292,876

		Agriculture: 3.1%
236,015		Altria Group, Inc.	11,552,934

			11,552,934

		Apparel: 1.6%
81,300		Nike, Inc.	6,122,703

			6,122,703

		Banks: 7.0%
300,800		Bank of America Corp.	13,529,984
211,700		Wells Fargo & Co.	12,437,375

			25,967,359

		Building Materials: 2.1%
238,200	L	Masco Corp.	7,653,366

			7,653,366

		Chemicals: 4.7%
247,200		Dow Chemical Co.	10,582,632
173,000		Praxair, Inc.	7,020,340

			17,602,972

		Computers: 2.0%
426,456		Hewlett-Packard Co.	7,629,298

			7,629,298

		Cosmetics/Personal Care: 3.1%
174,500		Kimberly-Clark Corp.	11,639,150

			11,639,150

		Diversified Financial Services: 14.6%
205,000		Citigroup, Inc.	9,548,900
180,000		Fannie Mae	13,401,000
163,300		Freddie Mac	10,960,696
203,600		Merrill Lynch & Co., Inc.	10,397,852
201,200		Morgan Stanley	10,206,876

			54,515,324

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of August 31, 2004 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 2.8%
166,800		Emerson Electric Co.	$10,383,300

			10,383,300

		Electronics: 2.4%
381,300	@@	Koninklijke Philips Electronics NV	8,846,160

			8,846,160

		Food: 4.3%
182,600	@, @@, L	Nestle SA ADR	10,782,055
87,500	@@	Unilever NV	5,255,250

			16,037,305

		Forest Products and Paper: 1.9%
175,800		International Paper Co.	7,035,516

			7,035,516

		Healthcare-Products: 2.2%
144,000		Beckman Coulter, Inc.	8,033,760

			8,033,760

		Healthcare-Services: 2.1%
93,400		Quest Diagnostics, Inc.	7,995,040

			7,995,040

		Insurance: 6.2%
184,500		American Intl. Group, Inc.	13,143,780
267,600		Metlife, Inc.	9,968,100

			23,111,880

		Media: 2.6%
112,600		Gannett Co., Inc.	9,537,220

			9,537,220

		Miscellaneous Manufacturing: 3.7%
388,300		Honeywell Intl., Inc.	13,971,034

			13,971,034

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of August 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas: 12.9%
226,700		Apache Corp.	$10,131,223
197,900	@@	BP PLC ADR	10,627,230
137,500		ChevronTexaco Corp.	13,406,250
304,400	L	Exxon Mobil Corp.	14,032,840

			48,197,543

		Oil and Gas Services: 1.8%
235,980		Halliburton Co.	6,883,537

			6,883,537

		Pharmaceuticals: 3.2%
101,000		Merck & Co., Inc.	4,541,970
232,200		Pfizer, Inc.	7,585,974

			12,127,944

		Retail: 2.5%
352,100		McDonald’s Corp.	9,513,742

			9,513,742

		Savings and Loans: 4.5%
301,400		Sovereign Bancorp, Inc.	6,588,604
263,000		Washington Mutual, Inc.	10,212,290

			16,800,894

		Telecommunications: 4.7%
295,700		SBC Communications, Inc.	7,626,103
250,800		Verizon Communications, Inc.	9,843,900

			17,470,003

		Total Common Stock (Cost $316,713,577)	370,920,860

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of August 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.5%
		Repurchase Agreement: 0.9%
$3,256,000		Morgan Stanley Repurchase Agreement dated 08/31/04, 1.570%, due 09/01/04, $3,256,142 to be received upon repurchase (Collateralized by $3,280,000 Federal National Mortgage Association, 3.125%, Market Value plus accrued interest $3,322,814, due 07/15/06)		$3,256,000

		Total Repurchase Agreement (Cost $3,256,000)		3,256,000

		Securities Lending CollateralCC: 1.6%
6,131,035		The Bank of New York Institutional Cash Reserves Fund		6,131,035

		Total Securities Lending Collateral (Cost $6,131,035)		6,131,035

		Total Short-Term Investments (Cost $9,387,035)		9,387,035

		Total Investments In Securities (Cost $326,100,612)*	101.8%	$380,307,895
		Other Assets and Liabilities—Net	(1.8)	(6,740,441)

		Net Assets	100.0%	$373,567,454

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	L	Loaned security, a portion or all of the security is on loan at August 31, 2004.
	CC	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$59,666,530
		Gross Unrealized Depreciation		(5,459,247)

		Net Unrealized Appreciation		$54,207,283

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investment Funds, Inc.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	October 28, 2004

By:	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	October 28, 2004